Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss per share

Basic and diluted net loss per share for the years ended December 31, 2021, 2022 and 2023 are calculated as follow:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net loss attributable to the Yatsen Holding Limited’s shareholders	(815,371)	(747,763)	(708,174)

Denominator:
Denominator for basic and diluted calculation—weighted average number of ordinary shares outstanding	2,372,728,777	2,195,818,231	2,025,072,131
Net loss per ordinary share
—Basic	(0.34)	(0.34)	(0.35)
—Diluted	(0.34)	(0.34)	(0.35)

For the years ended December 31, 2022, 2023 and 2024, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the years prescribed.

	Year ended December 31,
	2022	2023	2024
Shares issuable upon exercise of share options	280,482,617	335,091,531	277,244,735